UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-03343

SIT LARGE CAP GROWTH FUND, INC.

(Exact name of registrant as specified in charter)

3300 IDS Center, 80 S. 8th Street, Minneapolis, MN 55402

(Address of principal executive offices) (Zip code)

Kelly K. Boston, Esq.

3300 IDS Center, 80 S. 8th Street

Minneapolis, MN 55402

(Name and address of agent for service)

Registrant’s telephone number, including area code: 612-332-3223

Date of fiscal year end:	June 30, 2010

Date of reporting period:	September 30, 2010

Item 1. Schedule of Investments

Sit Large Cap Growth Fund, Inc.

The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please see the fund’s most recent prospectus and annual report.

SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2010

Sit Large Cap Growth Fund

Quantity	Name of Issuer	Fair Value ($)

Common Stocks - 99.5%
Communications - 1.9%
85,500	Rogers Communications, Inc.	3,200,265
145,400	Verizon Communications, Inc.	4,738,586

		7,938,851

Consumer Durables - 0.5%
208,900	Activision Blizzard, Inc.	2,260,298

Consumer Non-Durables - 10.2%
151,100	Coca-Cola Co.	8,842,372
64,900	Colgate-Palmolive Co.	4,988,214
131,000	General Mills, Inc.	4,786,740
137,300	PepsiCo, Inc.	9,122,212
124,000	Philip Morris International, Inc.	6,946,480
136,000	Procter & Gamble Co.	8,155,920

		42,841,938

Consumer Services - 3.8%
128,800	McDonald’s Corp.	9,596,888
87,100	Visa, Inc.	6,468,046

		16,064,934

Electronic Technology - 21.6%
92,700	Analog Devices, Inc.	2,908,926
51,400	Apple, Inc. *	14,584,750
433,600	Applied Materials, Inc.	5,064,448
168,200	Broadcom Corp.	5,952,598
244,700	Ciena Corp. *	3,809,979
445,500	Cisco Systems, Inc. *	9,756,450
74,900	EMC Corp. *	1,521,219
460,100	Intel Corp.	8,847,723
103,200	International Business Machines Corp.	13,843,248
65,200	Linear Technology Corp.	2,003,596
185,200	Marvell Technology Group, Ltd. *	3,242,852
261,000	QUALCOMM, Inc.	11,776,320
42,600	Research In Motion, Ltd. *	2,074,194
167,000	Seagate Technology *	1,967,260
83,000	Veeco Instruments, Inc. *	2,894,210

		90,247,773

Energy Minerals - 8.3%
43,500	Apache Corp.	4,252,560
87,000	Chevron Corp.	7,051,350
40,800	Murphy Oil Corp.	2,526,336
111,200	Occidental Petroleum Corp.	8,706,960
129,000	Southwestern Energy Co. *	4,313,760
148,900	Suncor Energy, Inc.	4,846,695
68,800	Ultra Petroleum Corp. *	2,888,224

		34,585,885

Finance - 7.9%
73,000	Aflac, Inc.	3,774,830
79,100	Bank of New York Mellon Corp.	2,066,883
8,600	CME Group, Inc.	2,239,870

Quantity	Name of Issuer	Fair Value ($)

39,900	Franklin Resources, Inc.	4,265,310
21,000	Goldman Sachs Group, Inc.	3,036,180
108,800	JPMorgan Chase & Co.	4,142,016
13,200	M&T Bank Corp.	1,079,892
38,700	PartnerRe, Ltd.	3,102,966
43,900	Prudential Financial, Inc.	2,378,502
55,000	Travelers Cos., Inc.	2,865,500
166,735	Wells Fargo & Co.	4,190,050

		33,141,999

Health Services - 1.1%
28,000	McKesson Corp.	1,729,840
54,300	Medco Health Solutions, Inc. *	2,826,858

		4,556,698

Health Technology - 8.6%
40,200	Abbott Laboratories	2,100,048
28,800	Allergan, Inc.	1,916,064
112,700	Celgene Corp. *	6,492,647
76,500	Genzyme Corp. *	5,415,435
119,000	Gilead Sciences, Inc. *	4,237,590
8,100	Intuitive Surgical, Inc. *	2,298,294
41,150	Johnson & Johnson	2,549,654
42,300	Medtronic, Inc.	1,420,434
58,800	St. Jude Medical, Inc. *	2,313,192
94,100	Thermo Fisher Scientific, Inc. *	4,505,508
45,740	Varian Medical Systems, Inc. *	2,767,270

		36,016,136

Industrial Services - 1.6%
26,100	Babcock & Wilcox Co. *	555,408
52,200	McDermott International, Inc. *	771,516
85,900	Schlumberger, Ltd.	5,292,299

		6,619,223

Non-Energy Minerals - 0.9%
19,600	Allegheny Technologies, Inc.	910,420
35,200	Freeport-McMoRan Copper & Gold, Inc.	3,005,728

		3,916,148

Process Industries - 2.2%
95,200	Ecolab, Inc.	4,830,448
48,900	Praxair, Inc.	4,413,714

		9,244,162

Producer Manufacturing - 9.3%
48,400	3M Co.	4,196,764
158,900	ABB, Ltd., ADR *	3,355,968
102,700	Danaher Corp.	4,170,647
75,800	Deere & Co.	5,289,324
87,800	Emerson Electric Co.	4,623,548
10,700	Flowserve Corp.	1,170,794
236,800	General Electric Co.	3,848,000

See accompanying notes to schedule of investments.
SEPTEMBER 30, 2010	1

SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2010

Sit Large Cap Growth Fund (Continued)

Quantity	Name of Issuer	Fair Value ($)

31,600	Goodrich Corp.	2,329,868
28,000	Lockheed Martin Corp.	1,995,840
20,900	Precision Castparts Corp.	2,661,615
74,000	United Technologies Corp.	5,271,020

		38,913,388

Retail Trade - 8.3%
14,500	Amazon.com, Inc. *	2,277,370
70,561	Costco Wholesale Corp.	4,550,479
145,900	CVS Caremark Corp.	4,591,473
114,800	Home Depot, Inc.	3,636,864
100,600	Kohl’s Corp. *	5,299,608
117,500	Target Corp.	6,279,200
47,900	TJX Cos., Inc.	2,137,777
109,400	Wal-Mart Stores, Inc.	5,855,088

		34,627,859

Technology Services - 10.1%
166,600	Accenture, PLC	7,078,834
127,700	Adobe Systems, Inc. *	3,339,355
26,100	Dolby Laboratories, Inc. *	1,482,741
20,900	Google, Inc. *	10,989,011
311,900	Microsoft Corp.	7,638,431
391,100	Oracle Corp.	10,501,035
13,000	VMware, Inc. *	1,104,220

		42,133,627

Transportation - 2.2%
62,200	Expeditors International of Washington, Inc.	2,875,506
56,400	Union Pacific Corp.	4,613,520
28,100	United Parcel Service, Inc.	1,873,989

		9,363,015

Utilities - 1.0%
86,000	Calpine Corp. *	1,070,700
51,400	Wisconsin Energy Corp.	2,970,920

		4,041,620

Total Common Stocks (cost: $374,052,490)		416,513,554

Quantity	Name of Issuer	Fair Value ($)

Short-Term Securities - 0.6%
2,779,116 Wells Fargo Adv. Govt. Money Mkt., 0.05%
Total Short-Term Securities (cost: $2,779,116)		2,779,116

Total Investments in Securities - 100.1% (cost: $376,831,606)		419,292,670
Other Assets and Liabilities, net (0.1%)		(619,684)

Total Net Assets - 100.0%		$418,672,986

*     Non-income producing security.

Numeric footnotes not disclosed are not applicable to this Schedule of Investments.

ADR — American Depositary Receipt PLC — Public Limited Company

A summary of the inputs used to value the Fund’s net assets as of September 30, 2010 is as follows (see notes to Schedule of Investments):

	Investment in Securities
Asset Class	Level 1 Quoted Price	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total

Common Stocks *	$416,513,554	—	—	$416,513,554
Short-Term Securities	2,779,116	—	—	2,779,116

Total:	$419,292,670	—	—	$419,292,670

*	For equity securities categorized in a single level, refer to the Schedule of Investments for further breakdown.

See accompanying notes to schedule of investments.
2

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2010

Securities Valuation:

Investments in Securities

Investments in securities traded on national or international securities exchanges are valued at the last reported sales price prior to the time when assets are valued. Securities traded on the over-the-counter market are valued at the last reported sales price or if the last sales price is not available at the last reported bid price. The sale and bid prices or prices deemed best to reflect fair value quoted by dealers who make markets in these securities are obtained from independent pricing services. Debt securities maturing in more than 60 days are priced by an independent pricing service. The pricing service may use models that price securities based on current yields and relative security characteristics, such as coupon rate, maturity date, issuer credit quality, and prepayment speeds as applicable. When market quotations are not readily available, or when the Advisor becomes aware that a significant event impacting the value of a security or group of securities has occurred after the closing of the exchange on which the security or securities principally trade, but before the calculation of the daily net asset value, securities are valued at fair value as determined in good faith using procedures established by the Board of Directors. The procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security. Debt securities of sufficient credit quality maturing in less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued at amortized cost.

Fair Value Measurements

The inputs and valuations techniques used to measure fair value of the Funds’ net assets are summarized into three levels as described in the hierarchy below

• Level 1 –

quoted prices for active markets for identical securities. An active market for the security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis. A quoted price in an active market provides the most reliable evidence of fair value.

• Level 2 –

other significant observable inputs including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc. or quoted prices for identical or similar assets in markets that are not active. Inputs that are derived principally from or corroborated by observable market data. An adjustment to any observable input that is significant to the fair value may render the measurement a Level 3 measurement.

• Level 3 –	significant unobservable inputs, including the Fund’s own assumptions in determining the fair value of investments.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

A summary of the levels for the Fund’s investments as of September 30, 2010 is included with the Funds’ schedule of investments.

At September 30, 2010, the gross unrealized appreciation (depreciation) on investments and cost of securities on a tax basis for federal income tax purposes are identical to book and are as follows:

	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)	Cost of Securities on a Tax Basis
Large Cap Growth	$55,527,840	($13,066,776)	$42,461,064	$376,831,606

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Item 2. Controls and Procedures.

(a) The Vice President and Treasurer and the Chairman have concluded that the Sit Large Cap Growth Fund’s (the “Fund”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Fund is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) There was no change in the Fund’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Fund’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Sit Large Cap Growth Fund, Inc.

By:	/s/Paul E. Rasmussen
Paul Rasmussen
Vice President and Treasurer

Date:	November 24, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Paul E. Rasmussen
Paul Rasmussen
Vice President and Treasurer

Date:	November 24, 2010

By:	/s/Roger J. Sit
Roger J. Sit
Chairman

Date:	November 24, 2010